Goodwill and Trademark	12 Months Ended
Mar. 31, 2020
Goodwill And Trademark
Goodwill and Trademark
14	GOODWILL AND TRADEMARK

Goodwill and Trademark	Amount in US$
Balance as at March 31, 2019	$—
Balance as at March 31, 2020	$—